Schedule of consolidated statements of operations (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
Amortization of right-of-use assets	$ 80,794	$ 103,888	$ 60,326	$ 56,065
Amortization of right-of-use assets	9,475	12,184	10,767	11,991
Gain (loss) on lease termination		$ 9,555